Share-based compensation - Disclosure of maturity analysis of available share options outstanding (Details) - Stock option plans - € / shares	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price	€ 5.02	€ 4.90	€ 3.11
Available shares options outstanding (in shares)	8,550,802	5,776,114	3,996,588
2023
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price	€ 2.92
Available shares options outstanding (in shares)	0	19,557
2025
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price	€ 3.92
Available shares options outstanding (in shares)	43,655	43,655
2026
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price	€ 2.71
Available shares options outstanding (in shares)	14,500	14,500
2027
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price	€ 2.85
Available shares options outstanding (in shares)	551,475	551,475
2029
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price	€ 3.05
Available shares options outstanding (in shares)	1,770,676	1,994,176
2032
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price	€ 6.47
Available shares options outstanding (in shares)	2,750,477	3,152,751
2033
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price	€ 5.25
Available shares options outstanding (in shares)	3,420,019	0